Fair Value of Financial Assets and Liabilities-Offsetting of financial assets and liabilities (Details) - Derivatives - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Effect of offsetting on assets balance sheet
Gross amount	$ 2,786,215	$ 1,513,947
Net amounts reported on the balance sheet	2,786,215	1,513,947
Related amount not offset
Financial Instruments	(2,113,970)	(1,007,130)
Financial Collateral	(43,337)	(30,036)
Net amount	628,908	476,781
Effect of offsetting on liabilities balance sheet
Gross amount	2,818,421	1,528,234
Net amounts reported on the balance sheet	2,818,421	1,528,234
Related amount not offset
Financial Instruments	(2,113,970)	(1,007,130)
Financial Collateral	(418,988)	(233,450)
Net amount	$ 285,463	$ 287,654